CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2014
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

14.CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31, 2014
	RMB’000	US$’000

2015	16,436	2,649
2016	13,722	2,212
2017	8,428	1,358

Total minimum lease payment	38,586	6,219
Less: amount representing interest	(4,200)	(677)

Present value of remains minimum lease payment	34,386	5,542